Other operating expenses	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Other operating expenses	Other operating expenses
Other operating expenses totaled €1,805 million in 2021, compared with €1,415 million in 2020 and €1,207 million in 2019.
For 2021, this line item includes €1,568 million of expenses relating to the alliance with Regeneron (see Note C.1.), versus €1,090 million for 2020 and €715 million in 2019 (as shown in the table below):

(€ million)	2021	2020	2019
Income & expense related to sharing of (profits)/losses under the Monoclonal Antibody Alliance	(1,253)	(727)	(253)
Additional share of profit paid by Regeneron towards development costs	127	75	21
Reimbursement to Regeneron of selling expenses incurred	(303)	(349)	(449)
Total - Monoclonal Antibody Alliance	(1,429)	(1,001)	(681)
Immuno-Oncology Alliance	68	89	62
Other (mainly Zaltrap®)	(12)	(14)	(14)
Other operating income/(expenses), net related to the Regeneron Alliance	(1,373)	(926)	(633)
of which amount presented in Other operating income (Note D.25.)	195	164	82
Charges to provisions for litigation and environmental risks are also recorded within this line item.